Accrued Liabilities	12 Months Ended
Jan. 31, 2022
Notes to Financial Statements
Accrued Liabilities

Note 11 - Accrued Liabilities

	January 31,	January 31,
	2022	2021
Accrued compensation and benefits	32,169	24,643
Accrued professional fees	1,318	1,188
Other accrued liabilities	22,955	13,048
	56,442	38,879

Other accrued liabilities include accrued expenses related to third party resellers and royalties, suppliers, accrued restructuring charges and accrued contingent acquisition purchase consideration.